Income and expenses - Sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales and marketing expenses [Line Items]
Payroll expenses	€ (166,406)	€ (151,174)	€ (147,875)
Total	(61,620)	(57,822)	(62,125)
Sales and marketing expense
Sales and marketing expenses [Line Items]
Purchase of goods and services	(10,949)	(10,437)	(11,802)
Amortization and depreciation	(2,319)	(2,285)	(2,541)
Payroll expenses	(48,328)	(45,100)	(47,782)
Other	(24)
Total	€ (61,620)	€ (57,822)	€ (62,125)